Description of Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description of Business and Summary of Significant Accounting Policies
Note 1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Luminar Technologies, Inc. (the “Company”) is a developer of advanced sensor technologies for the autonomous vehicle industry, encompassing the latest in Laser Imaging, Detection and Ranging (lidar) technology. The Company’s Other Component Sales business unit develops ultra-sensitive pixel-based sensors and designs, tests and provides consulting services for non-standard
integrated circuits that are essential for systems to meet the requirement of customers.
The Company was incorporated in Delaware on March 31, 2015 and has research and manufacturing facilities located in Palo Alto, California as well as Orlando, Florida, which is the Company’s headquarters.
Gores Metropoulos, Inc. Merger
On August 24, 2020, Gores Metropoulos, Inc. (“Gores”), a special purpose acquisition company sponsored by Gores Metropoulos Sponsor, LLC, announced that it had entered into a definitive agreement for a business combination (“merger”) that would result in the Company becoming a wholly owned subsidiary of Gores. The merger was completed on December 2, 2020 and effective that date the Company comprised all of Gores’ material operations.
As of September, 30 2020, the Company has incurred $6.1 million of merger related expenses of which $4.4 million have been capitalized. The capitalized costs have been recorded in balance sheet in other current assets. Out of the aggregate $4.4 million merger related costs, $707,000 has been paid with the remaining $3.7 million of which $2.1 million is recorded within accounts payable and $1.6 million is recorded within accrued liabilities.
Basis of Presentation
The accompanying condensed consolidated financial statements include the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2019 and 2018. The condensed consolidated balance sheet as of December 31, 2019, included herein, was derived from the audited financial statements of the Company as of that date.
The unaudited condensed consolidated interim financial statements, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position as of September 30, 2020, our results of operations, comprehensive loss and shareholders’ deficit for the nine month periods ended September 30, 2020 and 2019, and our cash flows for the nine month periods ended September 30, 2020 and 2019. The results of the nine month periods ended September 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any interim period or for any other future year.
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult because of the potential differences in accounting standards used.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Liquidity
Since the date of incorporation, the Company has devoted its efforts to business planning, R&D, recruiting of management and technical staff, acquiring operating assets, and raising capital.
The Company has incurred operating losses and negative operating cash flows since inception. The Company has a limited history of operations and its prospects are subject to risks, expenses, and uncertainties frequently encountered by early stage companies. These risks include, but are not limited to, the uncertainty of successfully developing its products, availability of additional financing, and the uncertainty of achieving future profitability.
On August 24, 2020, the Company closed a private placement with both new investors and existing stockholders consisting of the sale of 1,251,971 shares of the Company’s Series X Preferred Stock, at a price of $135.8 per share for gross proceeds of approximately $170 million and net proceeds of approximately $164.3 million. The terms of the Series X Preferred Stock financing allow the Company to issue additional shares up to an aggregate value of approximately $30 million for which incremental transaction costs may be incurred. Management expects to use the proceeds from the private placement to continue its research efforts and to finance the ongoing operations of the Company. The Company’s ultimate success is dependent upon its ability to raise additional capital and to successfully develop and market its products.
Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
In December 2019, a novel strain of coronavirus
(“COVID-19”)
began to impact the population of China and expanded into a worldwide pandemic during 2020, leading to significant business and supply-chain disruption, as well as broad-based changes in supply and demand. While the quarantine, social distancing and other regulatory measures instituted or recommended in response to COVID-19 are expected to be temporary, the duration of the business disruptions, and related financial impact, cannot be estimated at this time. Nevertheless,
COVID-19
presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include inventory reserves, warranty reserves, valuation allowance for deferred tax assets, valuation of Simple Agreements for Future Equity (the “SAFE”), valuation of warrants, Bridge Notes, promissory note and stock-based compensation including the fair value of the Company’s common stock, useful lives of property and equipment and intangible assets, and other loss contingencies. The Company bases its estimates on historical experience and on assumptions that it believes are reasonable. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances, including those arising from the impacts of the
COVID-19
pandemic, could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.
Product Warranties
The Company typically provides a
one-year
warranty on its products. Estimated future warranty costs are accrued and charged to cost of sales in the period that the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.
Revenue from sales-type leases
A portion of the Company’s sales are made through multi-year lease agreements with customers. When these arrangements are considered sales-type leases, upon delivery of leased products to customers, the Company recognizes revenue for such products in an amount equal to the net present value of the minimum lease payments. Unearned income is recognized as part of product revenue and is immaterial for the nine months ended September 30, 2020.
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU
2016-02,
Leases (ASC 842), and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients entities can elect upon adoption. The principle of
ASU 2016-02
is that a lessee should recognize assets and liabilities that arise from leases. Lessees will need to recognize a right-of-use
asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability will be equal to the present value of lease payments. The
right-of-use
asset will be based on the liability. For income statement purposes, ASU
2016-02
requires leases to be classified as either operating or finance. Operating leases will result in a straight-line expense pattern while finance leases will result in a front-loaded expense pattern. ASU
2016-02
is effective for the Company beginning January 1, 2021. The Company plans to adopt ASC 842 using the modified retrospective approach and as a result will not restate prior periods. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements. Based on our current lease portfolio, we preliminarily expect ASC 842 to have a material impact on our condensed consolidated balance sheets primarily related to the recognition of operating lease assets and liabilities. We do not expect the new standard to have a material impact on the Company’s consolidated statement of comprehensive income. As the impact of this standard is noncash in nature, we do not anticipate its adoption having an impact on the Company’s consolidated statement of cash flows.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (ASC 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU
2019-12
is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06, Debt
– Debt with Conversion and Other Options
(ASC 470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (ASC 815-40). ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU 2020-06 is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU
2020-06
will have on its financial statements.
Recently Adopted Accounting Guidance
In 2014, the FASB issued ASU
2014-09,
Revenue from Contracts with Customers (ASC 606) (“New Revenue Standard”). The New Revenue Standard requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the New Revenue Standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the New Revenue Standard effective January 1, 2019 using the modified retrospective method and the cumulative effect was immaterial to the consolidated financial statements. The Company has elected to apply the transition method to contracts that are not completed as of January 1, 2019 (“open contracts”). See Note 2, Revenue, for additional information related to the adoption of ASC 606. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606.
In November 2016, the FASB issued ASU
2016-18,
Statement of Cash Flows (ASC 230), Restricted Cash, which requires the statement of cash flows to explain the change in cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts in the statement of cash flows. This update was effective in fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company adopted this ASU on January 1, 2019 including the changes in restricted cash equivalents in operating activities in the Condensed Consolidated Statements of Cash Flows.
In January 2017, the FASB issued ASU
2017-04,
Intangibles-Goodwill and Other (ASC 350), Simplifying the Test for Goodwill Impairment. The standard simplifies the subsequent measurement of goodwill by eliminating step two from the goodwill impairment test. Instead, goodwill impairment is measured as the difference between the fair value and the carrying value of the reporting unit. The standard also clarifies the treatment of the income tax effect of tax-deductible
goodwill when measuring goodwill impairment loss. The Company early adopted this amendment on January 1, 2017, which did not have a material impact on its consolidated financial statements and its goodwill impairment measurement.

Note 1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Luminar Technologies, Inc. (“Company”) is a developer of advanced sensor technologies for the autonomous vehicle industry, encompassing the latest in Laser Imaging, Detection and Ranging (lidar) technology. The Company’s Other Component Sales business unit develops ultra-sensitive pixel-based sensors and designs, tests and provides consulting services for non-standard
integrated circuits that are essential for systems to meet the requirement of customers.
The Company was incorporated in Delaware on March 31, 2015 and has research and manufacturing facilities located in Palo Alto, California and Orlando, Florida, which is also the Company’s headquarters.
Basis of Presentation
The Company has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“GAAP”).
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Liquidity
Since the date of incorporation, the Company has devoted its efforts to business planning, R&D, recruiting of management and technical staff, acquiring operating assets, and raising capital.
The Company has incurred operating losses and negative operating cash flows since inception. The Company has a limited history of operations and its prospects are subject to risks, expenses, and uncertainties frequently encountered by early stage companies. These risks include, but are not limited to, the uncertainty of successfully developing its products, availability of additional financing and the uncertainty of achieving future profitability.
On August 24, 2020, the Company closed a private placement with both new investors and existing stockholders consisting of the sale of 1,251,971 shares of the Company’s Series X Preferred Stock, at a price of $135.8 per share for gross proceeds of approximately $170 million and net proceeds of approximately $164.3 million. The terms of the Series X Preferred Stock financing allow the Company to issue additional shares up to an aggregate value of $30 million for which incremental transaction costs may be incurred. Management expects to use the proceeds from the private placement to continue its research efforts and to finance the ongoing operations of the Company. The Company’s ultimate success is dependent upon its ability to raise additional capital and to successfully develop and market its products.
Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
In December 2019, a novel strain of coronavirus
(COVID-19)
began to impact the population of China and expanded into a worldwide pandemic during 2020, leading to significant business and supply chain disruption, as well as broad-based changes in supply and demand. While the quarantine, social distancing and other regulatory measures instituted or recommended in response to COVID-19 are expected to be temporary, the duration of the business disruptions, and related financial impact, cannot be estimated at this time. Nevertheless,
COVID-19
presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results.
Concentration of Credit Risk
Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located in the United States and considers such risk to be minimal. Such bank deposits from time to time may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.
The Company’s accounts receivable is derived from customers located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions and requires advance payment from customers in certain circumstances. The Company generally does not require collateral.
Three customers accounted for 31%, 15%, and 11%, respectively, of the Company’s accounts receivable at December 31, 2019 and three customers accounted for 27%, 23%, and 15%, respectively, of the Company’s accounts receivable at December 31, 2018. No vendor accounted for over 10% of accounts payable as of December 31, 2019 and one vendor accounted for 14% of accounts payable as of December 31, 2018.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include inventory reserves, warranty reserves, valuation allowance for deferred tax assets, valuation of Simple Agreements for Future Equity (SAFEs), valuation of warrants, Bridge Notes, promissory notes and stock-based compensation including the fair value of the Company’s common stock (the “Common Stock”), useful lives of property and equipment and intangible assets, and other loss contingencies. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances, including those arising from the impacts of the
COVID-19
pandemic, could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.
Cash Equivalents
The Company considers all highly liquid investments with original maturity of three months or less to be cash equivalents. Cash equivalents, which include commercial paper and other short-term debt instruments, totaled $27.1 million and $9.6 million as of December 31, 2019 and December 31, 2018, respectively. Restricted cash consists of funds that are contractually restricted as to usage or withdrawal due to legal agreements. The Company determines current or non-current
classification based on the expected duration of the restriction.
Marketable Securities
Marketable securities generally consist of debt securities of corporate entities and commercial paper. The objectives for holding short-term investments are to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to an interest-bearing bank account with limited risk to the principal invested. These investments are classified as available-for-sale
and are carried at fair value, with the unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) in total equity (deficit). Unrealized gains and losses on the Company’s short-term investments were not significant as of December 31, 2019.
The Company determines the appropriate classification of these investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies the available-for-sale
investments as current assets under the caption marketable securities on the consolidated balance sheets as these investments generally consist of highly marketable securities that are identified to be available to meet near-term cash requirements.
Realized gains and losses and declines in value determined to be other than temporary are based on the specific identification method and are included as a component of other income (expense), net in the consolidated statements of operations.
The Company periodically evaluates its investments in marketable securities for other-than-temporary impairment. When assessing short-term marketable security investments for other-than-temporary declines in value, the Company considers such factors as, among other things, how significant the decline in value is as a percentage of the original cost, how long the market value of the investment has been less than its original cost, the Company’s ability and intent to retain the short-term marketable security investment for a period of time sufficient to allow for any anticipated recovery in fair value and market conditions in general. If any adjustment to fair value reflects a decline in the value of the marketable security that the Company considers to be “other than temporary,” the Company reduces the marketable securities through a charge to the consolidated statement of operations. No such adjustments were necessary during the periods presented.
Accounts Receivable
Accounts and trade receivables are recorded at the invoiced amount and do not bear interest. The Company reviews the need for an allowance for doubtful accounts quarterly based on historical experience with each customer and the specifics of each arrangement. At December 31, 2019 and 2018, the Company did not have material write-offs and did not record an allowance for doubtful accounts.
Inventories
Inventories consists of raw materials and supplies, work in process, and finished goods. Inventories are stated at the lower of cost or net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in,
first-out
basis. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. The Company assesses inventories quarterly for slow moving products and potential impairment, and records write-downs of inventories to cost of sales.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the respective assets. Assets are held as construction in progress until placed into service, upon which date, the Company begins to depreciate the assets over their estimated useful lives. The estimated useful lives of the Company’s assets are as follows:

Estimated useful lives
Computer hardware and software	3 years
Demonstration units and fleet	2-5 years
Machinery and equipment	7 years
Furnitures and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or 10 years
Expenditures for maintenance and repairs are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of income.
Leases
An arrangement is or contains a lease if there are specified assets and the right to control the use of a specified asset is conveyed for a period in exchange for consideration. Upon lease inception, the Company classifies leases as either operating or capital leases. Leases are classified as capital leases when the terms of the lease transfers substantially all of the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.
Operating leases are not recognized on the consolidated balance sheet. For capital leases, the Company recognizes capital lease assets and corresponding lease liabilities within the consolidated balance sheet at lease commencement. For income statement purposes, the Company recognizes rent expense on a straight-line basis for operating leases. For capital leases, the Company recognizes interest expense associated with the capital lease liability and depreciation expense associated with the capital lease asset. For capital lease assets and leasehold improvements, the estimated useful lives are limited to the shorter of the useful life of the asset or the term of the lease.

Goodwill
Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. Goodwill is not amortized as the Company reviews goodwill for impairment annually on the last day of its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment. The carrying amount of Goodwill as at December 31, 2019 and December 31, 2018 was $701,000. The carrying amount of Goodwill was $687,000 for Autonomy Solutions and $14,000

for Other Component Sales respectively as of those dates. Based on qualitative review no

i
mpairment of goodwill was identified for the years ended December 31, 2019 and December 31, 2018.
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment and other long-term assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2019 and December 31, 2018.
Product Warranties
The Company typically provides a
one-year
warranty on its products. Estimated future warranty costs are accrued and charged to cost of sales in the period that the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Provision for product warranties were immaterial in all periods presented.
Simple Agreements for Future Equity (“SAFE”) Liability
The Company evaluates whether SAFE instruments are in the scope of ASC 480, Distinguishing Liabilities from Equity, which requires an entity to classify an instrument as a liability. The Company classifies SAFE instruments as liabilities as they are redeemable upon a change of control event which is not within the control of the Company. SAFEs are recorded at fair value, and subject to remeasurement through earnings at each balance sheet date until the date of their respective settlement.
Debt
The Company accounts for promissory notes payable using an amortized cost model pursuant to ASC 835. Debt issuance costs are amortized using the effective interest method over the contractual term of the note into interest expense. Debt discounts are presented on the consolidated balance sheets as a direct deduction from the carrying amount off that related debt. Debt modifications are evaluated using the guidance in Accounting Standard
Codification (“ASC”)
470-50-40
to determine the treatment of the existing debt as well as costs and fees incurred in the modification based on the significance of changes in present value of cash flows for term debt and changes in borrowing capacity for revolving credit arrangements.
Convertible Preferred Stock
Series A Convertible Preferred Stock is classified in mezzanine equity as it contains terms that could force the Company to redeem the shares for cash or other assets upon the occurrence of an event not solely within the Company’s control. When it is probable that a redeemed preferred share will become redeemable, adjustments are recorded to adjust the carrying values. No adjustments have been recorded in 2019 or 2018.
Derivatives
The Company accounts for derivative instruments in accordance with ASC 815 – Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements.
The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract and recorded on the consolidated balance sheets at fair value. Freestanding warrants issued by the Company in connection with the issuance of debt instruments are considered to be derivative instruments and are evaluated and accounted for in accordance with ASC 815. An evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.
The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.
Treasury stock
The Company accounts for treasury stock of common shares under the cost method and include treasury stock as a component of stockholders’ equity.
Revenue Recognition
In 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2014-09,
Revenue from Contracts with Customers (ASC 606) (“New Revenue Standard”). The New Revenue Standard requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the New Revenue Standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the New Revenue Standard effective January 1, 2019 using the modified retrospective method and the cumulative effect was immaterial to the consolidated financial statements. The Company has elected to apply the transition method to contracts that are not completed as of January 1, 2019 (“open contracts”). See Note 2, Revenue, for additional information related to the adoption of ASC 606. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while the comparative financial information for 2018 has not been adjusted and continues to be reported under ASC 605, Revenue Recognition (ASC 605). In addition, management assessed the impact of the financial information in 2018 and determined that the financial results for the year ended December 31, 2018 would not have been impacted materially under application of ASC 606. For this reason, the discussion that follows describes the Company’s revenue recognition policies both before and after the adoption of ASC 606.
Revenue recognition—Prior to the adoption of ASC 606 on January 1, 2019
Prior to January 1, 2019, the Company recognized revenue from sales of its products provided that (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred based on shipping terms, (iii) the price is fixed or determinable, and (iv) collectability is reasonably assured. Delivery occurred upon transfer of title and all risks and rewards of ownership to the customer, based on contract shipping terms. In some circumstances, substantive acceptance by the customer may exist, which results in the deferral of revenue until the customer formally accepts the product. Judgment may be required in determining if the acceptance is substantive.
The Company also designs, tests and provides consulting services for custom application specific integrated circuits. For arrangements involving fixed price contracts which qualify as construction type and production type contracts, the Company recognizes revenue based on the percentage of completion accounting method using contract cost incurred to date compared to total estimated contract cost. For arrangements involving time & material contract, revenue is recognized based on time incurred provided collectability is probable.
Sales taxes collected from customers and remitted to governmental authorities were accounted for on a net basis and therefore, were excluded from net sales. Shipping and handling costs billed to customers were recognized in revenue. Shipping and handling costs paid by the Company were included in cost of sales.
Revenue from sales of products to resellers and distributors occurred upon delivery of products to the resellers and distributors assuming all other revenue recognition criteria were met.
Revenue recognition—After the adoption of ASC 606 on January 1, 2019
Under ASC 606, The Company determines revenue recognition through the following steps:

•	Identifying the contract, or contracts, with the customer;

•	Identifying the performance obligations in the contract;

•	Determining the transaction price;

•	Allocating the transaction price to performance obligations in the contract; and

•	Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.
Nature of Products and Services and Revenue Recognition
The majority of the Company’s revenue comes from product sales of lidar sensors to direct customers and distributors. Revenue is recognized at a point in time when control of the goods is transferred to the customer, generally occurring upon shipment or delivery dependent upon the terms of the underlying contract. Product sales to certain customers may require customer acceptance due to performance acceptance criteria that is considered more than a formality. For these product sales, revenue is recognized upon the expiration of the customer acceptance period.
For custom products that require engineering and development based on customer requirements, the Company recognizes revenue over time using an input method based on contract cost incurred to date compared to total estimated contract cost
(cost-to-cost).
Amounts billed to customers for shipping and handling are included in revenue. Some of Company’s arrangements provide either software embedded in hardware or occasionally, licenses to certain software products which are typically recognized at the time of transfer of control of either the underlying hardware or at the time when the licensing rights are provided. The obligations associated with any performance obligation to update the Company’s software were immaterial. Taxes collected from customers and remitted to governmental authorities are excluded from revenue on the net basis of accounting.
For service projects, the Company generally contracts with customers based on hourly rates. Revenue is recognized as services are performed and amounts are earned in accordance with the terms of a contract at estimated collectible amounts. Expenses associated with performance of work may be reimbursed with a markup depending on contractual terms and are included in revenues. Reimbursements include billings for travel and other out-of-pocket
expenses and third-party costs, such as equipment rentals, materials and subcontractor costs, which are included in cost of sales in the accompanying combined statement of income.
Arrangements with Multiple Performance Obligations
When a contract involves multiple performance obligations, the Company accounts for individual products and services separately if the customer can benefit from the product or service on its own or with other resources that are readily available to the customer and the product or service is separately identifiable from other promises in the arrangement. The consideration is allocated between separate performance obligations in proportion to their estimated standalone selling price. The transactions to which the Company had to estimate standalone selling prices and allocate the arrangement consideration to multiple performance obligations were immaterial.
The Company provides standard product warranties for a term of typically one year to ensure that its products comply with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. Please see Product Warranty for accounting policy on standard warranties.
Other Policies, Judgments and Practical Expedients
Contract balances.
Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Contract liabilities relates to payments received in advance of the satisfaction of performance under the contract. Receivable represents right to consideration that is unconditional. Such rights are considered unconditional if only the passage of time is required before payment of that consideration is due.
Remaining performance obligations.
    Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. Because the majority of the Company’s customer contracts allow customers to terminate for convenience or have an original duration of one year or less, the total amount of the transaction price allocated to unsatisfied performance obligations with duration of more than 12 months was not significant as of December 31, 2018 and 2019.
Significant financing component.
    In certain arrangements, the Company receives payment from a customer either before or after the performance obligation has been satisfied. The expected timing difference between the payment and satisfaction of performance obligations for the vast majority of the Company’s contracts is one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.
Contract modifications
.    The Company may modify contracts to offer customers additional products or services. Each of the additional products and services are generally considered distinct from those products or services transferred to the customer before the modification. The Company evaluates whether the contract price for the additional products and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, the Company accounts for the additional products or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, the Company accounts on a prospective basis where the remaining goods and services are distinct from the original items and on a cumulative catch-up
basis when the remaining goods and services are not distinct from the original items.
Judgments and estimates.
    Accounting for contracts recognized over time under ASC 606 involves the use of various techniques to estimate total contract revenue and costs. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised in the near-term. The Company reviews and updates its contract-related estimates regularly, and records adjustments as needed. For those performance obligations for which revenue is recognized using a cost-to-cost
input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up
basis in the period in which the revisions to the estimates are made. The impact of application of catch-up
adjustments were immaterial.
Cost of Sales
We include all manufacturing and sourcing costs incurred prior to the receipt of finished goods at our distribution facility in cost of sales. The cost of sales principally includes direct costs, product costs, purchasing costs, allocation of overhead associated with manufacturing operations, inbound freight charges, insurance, inventory write-downs, warranty cost and depreciation and amortization expense associated with our manufacturing and sourcing operations. Cost of sales also includes the direct cost and appropriate allocation of overheads involved in execution of service contract.
Research and Development
R&D expenses consist primarily of personnel-related expenses, consulting and contractor expenses, tooling and prototype materials to the extent no future benefit is expected and allocated overhead costs. Substantially all of the Company’s R&D expenses are related to developing new products and services and improving existing products and services. To date, R&D expenses have been expensed as incurred and included in the consolidated statements of operations. From time to time, the Company utilizes space or supporting resources normally associated with manufacturing operations to support development of new product models. The Company tracks these utilizations and classifies these costs as R&D costs.
Stock-based Compensation
Employees
The Company measures the cost of share-based awards granted to employees and directors based on the grant-date fair value of the awards. The grant-date fair value of the stock options is calculated using a Black-Scholes option pricing model. The grant-date fair value of restricted stock is calculated based on the fair value of the underlying common stock less cash proceeds paid by the recipient to acquire the restricted stock. The fair value of the stock-based compensation is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company elected to recognize the effect of forfeitures in the period they occur.
Non-Employees
On January 1, 2019, the Company adopted Accounting Standards Update (ASU)
2018-07,
Compensation—Stock Compensation (ASC 718): Improvements to Nonemployee Share-Based Payment Accounting
. Prior to the adoption ASU
2018-07,
the Company measures the cost of stock-based awards granted to non-employees
based on the fair value of the award on the performance completion date. Compensation cost is recognized over the period during which services are rendered by non-employees
until completed, on a
tranche-by-tranche
basis (the accelerated attribution method). At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured at fair market value. After adoption of ASU
2018-07,
the newly granted equity-classified
non-employee
awards are measured on the grant date using a fair-value based measure. Any outstanding non-employee
awards that have not achieved a performance completion date as of the adoption of ASU
2018-07
are measured at the adoption date and not subsequently remeasured. Consistent with the intent of ASU
2018-07
to better align the accounting for employee and
non-employee
awards, the Company has recognized the compensation cost for non-employee
awards on a straight-line basis after adoption of ASU
2018-07.
There was no impact to equity or retained earnings upon adopting ASU
2018-07.
On January 1, 2019 the Company adopted ASU
2019-08,
Compensation—Stock Compensation (ASC 718) and Revenue from Contracts with Customers (ASC 606).
Following the adoption of ASU
2018-07,
the Company measures any share-based payment awards to customers in accordance with ASC 718. Any equity classified awards are measured on the grant dates. The Company had no such outstanding awards as of the date of adoption of ASU
2019-08.
Foreign Currency
The U.S. dollar is the functional currency of the Company’s consolidated entities operating in the U.S. and certain of its subsidiaries operating outside of the U.S. For transactions entered into a currency other than its functional currency, the monetary assets and liabilities are re-measured
into U.S. dollars at the current exchange rate as of the applicable balance sheet date, and all non-monetary
assets and liabilities are
re-measured
at historical rates. Income and expenses are
re-measured
at the average exchange rate prevailing during the period. Gains and losses resulting from the re-measurement
of these subsidiaries’ financial statements are included in the consolidated statements of operations.
Gains and losses resulting from foreign exchange transactions and revaluation of monetary assets and liabilities in non-functional
currencies are included in other income (expense) in the consolidated statements of operations. Net foreign exchange gain (loss) recorded in the Company’s consolidated statements of operations was insignificant for all periods presented.
Income Taxes
Income taxes are accounted under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If it is determined that deferred tax assets would be realized in the future, in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process which includes (1) determining whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not
recognition threshold. Recognized income tax positions are measured at the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (FASB) issued ASU
2016-02,
Leases (ASC 842), and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients entities can elect upon adoption. The principle of ASU
2016-02
is that a lessee should recognize assets and liabilities that arise from leases. Lessees will need to recognize a right-of-use
asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability will be equal to the present value of lease payments. The right-of-use
asset will be based on the liability. For income statement purposes, ASU
2016-02
requires leases to be classified as either operating or finance. Operating leases will result in a straight-line expense pattern while finance leases will result in a front-loaded expense pattern. ASU
2016-02
is effective for the Company beginning January 1, 2021. The Company plans to adopt ASC 842 using the modified retrospective approach and as a result will not restate prior periods. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements. Based on our current lease portfolio, we preliminarily expect ASC 842 to have a material impact on our consolidated balance sheets primarily related to the recognition of operating lease assets and liabilities. We do not expect the new standard to have a material impact on the Company’s consolidated statement of income. As the impact of this standard is noncash in nature, we do not anticipate its adoption having an impact on the Company’s consolidated statement of cash flows.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (ASC 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU
2019-12
is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.
Recently Adopted Accounting Guidance
In November 2016, ASU
2016-18
was issued which requires the statement of cash flows to explain the change in cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts in the statement of cash flows. This update is effective in fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company adopted this ASU on January 1, 2019 including the changes in restricted cash equivalents in operating activities in the Statements of Cash Flows.
In January 2017, the FASB issued
ASU 2017-04,
Intangibles-Goodwill and Other (ASC 350), Simplifying the Test for Goodwill Impairment. The standard simplifies the subsequent measurement of goodwill by eliminating step two from the goodwill impairment test. Instead, goodwill impairment is measured as the difference between the fair value and the carrying value of the reporting unit. The standard also clarifies the treatment of the income tax effect of tax-deductible
goodwill when measuring goodwill impairment loss. The Company early adopted this amendment on January 1, 2017, which did not have a material impact on its consolidated financial statements and its goodwill impairment measurement.

Gores Metropoulos, Inc.
Description of Business and Summary of Significant Accounting Policies
2.	Significant Accounting Policies
Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”), and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of September 30, 2020 and the results of operations and cash flows for the periods presented. Operating results for the nine months ended September 30, 2020 are not necessarily indicative of results that may be expected for the full year or any other period. The accompanying unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s Annual Report on Form
10-K
filed with the SEC on March 13, 2020.
Principles of Consolidation
The accompanying unaudited consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.
Net Income/(Loss) Per Common Share
The Company has two classes of shares, which are referred to as Class A and Class F common stock, par value $0.0001 per share (the “Founder Shares”). Net income/(loss) per common share is computed utilizing the two-class
method. The
two-class
method is an earnings allocation formula that determines earnings per share separately for each class of common stock based on an allocation of undistributed earnings per the rights of each class. At September 30, 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury stock method. As a result, diluted net income/(loss) per common share is the same as basic net income/(loss) per common share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2020		For the Three Months Ended September 30, 2019		For the Nine Months Ended September 30, 2020		For the Nine Months Ended September 30, 2019
	Class A	Class F	Class A	Class F	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$(3,215,855)	$(810,560)	$1,627,320	$(120,503)	$(2,433,543)	$(944,914)	$4,654,530	$(392,887)

Denominator:
Weighted-average shares outstanding	40,000,000	10,000,000	40,000,000	10,000,000	40,000,000	10,000,000	34,872,000	10,217,500
Basic and diluted net income/(loss) per share	$(0.08)	$(0.08)	$0.04	$(0.01)	$(0.06)	$(0.09)	$0.13	$(0.04)
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution as well as the Trust Account, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “
Fair Value Measurements and Disclosures
,” approximates the carrying amounts represented in the balance sheet.
Offering Costs
The Company complies with the requirements of the ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A—“Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and were charged to stockholders’ equity on the IPO Closing Date. Accordingly, offering costs totaling $22,865,105 (including $22,000,000 in underwriter’s fees), and were charged to stockholders’ equity.
Redeemable Common Stock
As discussed in Note 3, all of the 40,000,000 shares of Class A Stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with ASC 480, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its amended and restated certificate of incorporation provides that currently, the Company will not redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital.
Accordingly, at September 30, 2020 and December 31, 2019, 38,420,462 and 38,713,476, respectively, of the 40,000,000 public shares are classified outside of permanent equity at their redemption value.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “
Income Taxes
.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company accounts for uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more than likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous. As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments, which can materially affect amounts recognized in the balance sheets and statements of operations. The Company recognizes interest and penalties related to uncertain tax positions in other income (expense). No penalties or interest were recorded during the periods ended September 30, 2020 or December 31, 2019.
The Company may be subject to potential examination by U.S. federal, states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income amounts in various tax jurisdictions and compliance with U.S. federal, states or foreign tax laws.
The Company is incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.
Cash and Cash Equivalents
The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with and the credit quality of the financial institutions with which it invests. Periodically, the Company may maintain balances in various operating accounts in excess of federally insured limits.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Investments and Cash Held in Trust Account
At September 30, 2020, the Company had $405,725,195 in the Trust Account which may be utilized for a Business Combination. At September 30, 2020, the Trust Account consisted of money markets funds.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Recently issued accounting pronouncements not yet adopted
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements based on current operations of the Company. The impact of any recently issued accounting standards will be re-evaluated
on a regular basis or if a business combination is completed where the impact could be material.
Going Concern Consideration
If the Company does not complete its Business Combination by February 5, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per unit in the Public Offering. In addition, if the Company fails to complete its Business Combination by February 5, 2021, there will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless.
In addition, at September 30, 2020 and December 31, 2019, the Company had current liabilities of $3,098,900 and $1,355,865, respectively, and working capital of ($2,520,566) and $145,774, respectively, largely due to amounts owed to professionals, consultants, advisors and others who worked on seeking a Business Combination or are working on the Proposed Business Combination, as the case may be, as described in Note 1 under “
Proposed Luminar Technologies, Inc. Business Combination.
” Such work is continuing after September 30, 2020 and amounts are continuing to accrue.

2. Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”), and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of December 31, 2019 and 2018 and the results of operations and cash flows for the periods presented.
Net Income/(Loss) Per Common Share
The Company has two classes of shares, which are referred to as Class A common stock (the “Common Stock”) and Class F common stock (the “Founder Shares”). Net income/(loss) per common share is computed utilizing the two-class
method. The
two-class
method is an earnings allocation formula that determines earnings per share separately for each class of common stock based on an allocation of undistributed earnings per the rights of each class. As of December 31, 2019, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury stock method. As a result, diluted net income/(loss) per common share is the same as basic net income/(loss) per common share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	Year Ended December 31, 2019		For the Period from August 28, 2018 (inception) to December 31, 2018
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$5,938,019	$(492,843)	$—	$(21,985)

Denominator:
Weighted-average shares outstanding	36,164,000	10,162,656	—	10,781,250
Basic and diluted net income/(loss) per share	$0.16	$(0.05)	$—	$(0.00)
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution as well as the Trust Account, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts.
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “
Fair Value Measurements and Disclosures
,” approximates the carrying amounts represented in the balance sheet.
Offering Costs
The Company complies with the requirements of the ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A—“
Expenses of Offering
.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to our Public Offering reflected in Deferred offering costs on the accompanying December 31, 2018 balance sheet, and were charged to stockholders’ equity upon the completion of our Public Offering. Accordingly, on the IPO Closing Date, offering costs totaling approximately $22,865,105 (including $22,000,000 in underwriter’s fees), were charged to stockholders’ equity.
Redeemable Common Stock
As discussed in Note 3, all of the 40,000,000 shares of Common Stock sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with ASC 480, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its amended and restated certificate of incorporation provides that currently, the Company will not redeem its Public Shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital.
Accordingly, as of December 31, 2019, 38,713,476 of the 40,000,000 Public Shares are classified outside of permanent equity at their redemption value.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “
Income Taxes.
” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company accounts for uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more than likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous. As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments, which can materially affect amounts recognized in the balance sheets and statements of operations. The Company recognizes interest and penalties related to uncertain tax positions in other income (expense). No penalties or interest were recorded during the years ended December 31, 2019 or 2018.
The Company may be subject to potential examination by U.S. federal, states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income amounts various tax jurisdictions and compliance with U.S. federal, states or foreign tax laws.
The Company is incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.
Cash and Cash Equivalents
The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with and the credit quality of the financial institutions with which it invests. Periodically, the Company may maintain balances in various operating accounts in excess of federally insured limits.
Investments and Cash Held in Trust Account
As of December 31, 2019, the Company had $406,434,959 in the Trust Account which may be utilized for Business Combinations. As of December 31, 2019, the Trust Account consisted of both cash and treasury bills.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any public shares of common stock properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of such public shares of common stock if the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date, subject to the requirements of law and stock exchange rules.
Recently issued accounting pronouncements not yet adopted
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements based on current operations of the Company. The impact of any recently issued accounting standards will be re-evaluated
on a regular basis or if a Business Combination is completed where the impact could be material.
Going Concern Consideration
If the Company does not complete its Business Combination by February 5, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per unit (the “Units”) in the Public Offering. In addition if the Company fails to complete its Business Combination by February 5, 2021, there will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless.
In addition, as of December 31, 2019 and 2018, the Company had current liabilities of $1,355,865 and $486,849, respectively, and working capital of $145,774 and $3,015, respectively, largely due to amounts owed to professionals, consultants, advisors and others who are working on seeking a Business Combination as described in Note 1. Such work is continuing after December 31, 2019 and amounts are continuing to accrue.